Intangible Asset, Net - Schedule of Intangible Assets (Details) - Successor [Member] - USD ($)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Less: Accumulated Amortization	$ (72,000)	$ (40,000)
Intangible Asset, Net	248,000	280,000
Distribution Channel [Member]
Intangible Assets, Gross	$ 320,000	$ 320,000	$ 320,000